Lease - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ 2,025,313	$ 1,980,809
Interest Expenses	530,330	602,031
Expenses related to short-term leases	249,575	213,884
Expenses related to low-value assets leases	235,398	252,296
Sublease Income	$ 2,230	$ 14,777